UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Roche
Title:    Chief Financial Officer
Phone:    (212) 829-1633

Signature, Place and Date of Signing:


/s/ Laura Roche               New York, New York            February 14, 2006
--------------------          ------------------            --------------------
     [Signature]                 [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      47

Form 13F Information Table Value Total: $272,475
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
            COL 1                   COL 2           COL 3     COL 4          COL 5             COL 6      COL 7           COL 8
            -----                   -----           -----     -----          -----             -----      -----           -----
                                                              Market
                                                  Cusip       Value    Shrs or   Sh/ Put/   Investment    Other     Voting Authority
Name of Security               Title of Class     Number      (x000)   Prn Amt   Prn Call   Discretion   Managers         SOLE
----------------               --------------     ------      ------   -------   --- ----   ----------   --------         ----
Overstock Com Inc Del          NOTE 3.750% 12/0   690370AB7    2,147   2,700,000 PRN           SOLE        NONE                 SOLE
ABX Air Inc                    COM                00080S101   19,326   2,461,901 SH            SOLE        NONE            2,461,901
Aether Hldgs Inc               COM                00809C106    6,443   1,940,530 SH            SOLE        NONE            1,940,530
Affirmative Ins Hldgs Inc      COM                008272106    4,406     302,000 SH            SOLE        NONE              302,000
Armor Holdings Inc             COM                042260109    1,322      31,000 SH            SOLE        NONE               31,000
Ameritrade Hldg Corp New       COM                03074K100    3,720     155,000 SH            SOLE        NONE              155,000
Anworth Mortgage Asset Cp      COM                037347101    5,183     710,000 SH            SOLE        NONE              710,000
Allegheny Energy Inc           COM                017361106    1,899      60,000 SH            SOLE        NONE               60,000
Brookfield Homes Corp          COM                112723101   18,838     378,815 SH            SOLE        NONE              378,815
Bay View Cap Corp Del          COM NEW            07262L309    7,826     439,659 SH            SOLE        NONE              439,659
O Charleys Inc                 COM                670823103   16,111   1,038,746 SH            SOLE        NONE            1,038,746
Diamonds Tr                    UNIT SER 1         252787106   14,030     131,180 SH            SOLE        NONE              131,180
Fieldstone Invt Corp           COM                31659U300      534      45,000 SH            SOLE        NONE               45,000
Federal Natl Mtg Assn          COM                313586109    5,882     120,500 SH            SOLE        NONE              120,500
Federal Home Ln Mtg Corp       COM                313400301    5,676      86,860 SH            SOLE        NONE               86,860
Government Pptys Tr Inc        COM                38374W107   17,983   1,927,474 SH            SOLE        NONE            1,927,474
Global Sources Ltd             ORD                G39300101    1,115     115,563 SH            SOLE        NONE              115,563
Highland Hospitality Corp      COM                430141101    2,353     212,900 SH            SOLE        NONE              212,900
Hollinger Intl Inc             CL A               435569108   11,953   1,334,000 SH            SOLE        NONE            1,334,000
Hercules Tech Growth Cap Inc   COM                427096508    3,485     290,620 SH            SOLE        NONE              290,620
Iconix Brand Group Inc         COM                451055107    1,705     167,346 SH            SOLE        NONE              167,346
Laidlaw Intl Inc               COM                50730R102    5,206     224,100 SH            SOLE        NONE              162,100
L-3 Communications Hldgs Inc   COM                502424104    1,041      14,000 SH            SOLE        NONE               14,000
MFA Mtg Invts Inc              COM                55272X102    2,115     371,096 SH            SOLE        NONE              371,096
Maidenform Brands Inc          COM                560305104    1,163      91,900 SH            SOLE        NONE               91,900
Monogram Biosciences Inc       COM                60975U108    4,747   2,538,732 SH            SOLE        NONE            2,538,732
Annaly Mtg Mgmt Inc            COM                035710409   10,656     974,000 SH            SOLE        NONE              974,000
Northrop Grumman Corp          COM                666807102    1,245      20,720 SH            SOLE        NONE               20,720
Novelis Inc                    COM                67000X106    5,676     270,600 SH            SOLE        NONE               15,000
News Corp                      CL A               65248E104    3,844     247,200 SH            SOLE        NONE              247,200
Office Depot Inc               COM                676220106    2,267      72,200 SH            SOLE        NONE               72,200
Ishares Tr                     S&P 100 IDX FD     464287101   13,945     245,080 SH            SOLE        NONE              245,080
PDI Inc                        COM                69329V100      365      27,022 SH            SOLE        NONE               27,022
PHH Corp                       COM NEW            693320202   11,934     425,900 SH            SOLE        NONE              425,900
Pope & Talbot Inc              COM                732827100      833     100,000 SH            SOLE        NONE              100,000
Price Communications Corp      COM NEW            741437305    4,271     287,230 SH            SOLE        NONE              287,230
Pricesmart Inc                 COM                741511109    1,475     176,455 SH            SOLE        NONE              176,455
Pricesmart Inc                 RIGHT 99/99/9999   741511117       35      85,719 SH            SOLE        NONE                 SOLE
Transocean Inc                 ORD                G90078109    5,575      80,000 SH            SOLE        NONE               80,000
Stifel Finl Corp               COM                860630102   12,946     344,406 SH            SOLE        NONE              344,406
Sunterra Corp                  COM NEW            86787D208    3,413     240,000 SH            SOLE        NONE              240,000
Swift Transn Co                COM                870756103    3,248     160,000 SH            SOLE        NONE              160,000
TRM Corp                       COM                872636105      449      60,222 SH            SOLE        NONE               60,222
Viacom Inc New                 CL B               92553P201    5,555     135,000 SH            SOLE        NONE              135,000
Williams Cos Inc Del           COM                969457100    5,445     235,000 SH            SOLE        NONE              235,000
Xcel Energy Inc                COM                98389B100    1,385      75,000 SH            SOLE        NONE               75,000
Zoll Med Corp                  COM                989922109    11,704    464,643 SH            SOLE        NONE              464,643

SK 16233 0001 642488